Summary of Sales by Geographic Region, Based on Destination of Product Shipments (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended										12 Months Ended			0 Months Ended	3 Months Ended		12 Months Ended			0 Months Ended	3 Months Ended		12 Months Ended			0 Months Ended	3 Months Ended		12 Months Ended			0 Months Ended	3 Months Ended		12 Months Ended			0 Months Ended	3 Months Ended		12 Months Ended			0 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013 Successor [Member]	Sep. 30, 2013 Successor [Member]	Jun. 30, 2013 Successor [Member]	Mar. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Jun. 30, 2012 Successor [Member]	Mar. 31, 2012 Successor [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Jan. 14, 2011 Predecessor [Member]	Mar. 31, 2014 United States [Member]	Mar. 31, 2013 United States [Member]	Dec. 31, 2013 United States [Member] Successor [Member]	Dec. 31, 2012 United States [Member] Successor [Member]	Dec. 31, 2011 United States [Member] Successor [Member]	Jan. 14, 2011 United States [Member] Predecessor [Member]	Mar. 31, 2014 Europe, Middle East and Africa [Member]	Mar. 31, 2013 Europe, Middle East and Africa [Member]	Dec. 31, 2013 Europe, Middle East and Africa [Member] Successor [Member]	Dec. 31, 2012 Europe, Middle East and Africa [Member] Successor [Member]	Dec. 31, 2011 Europe, Middle East and Africa [Member] Successor [Member]	Jan. 14, 2011 Europe, Middle East and Africa [Member] Predecessor [Member]	Mar. 31, 2014 Asia Pacific [Member]	Mar. 31, 2013 Asia Pacific [Member]	Dec. 31, 2013 Asia Pacific [Member] Successor [Member]	Dec. 31, 2012 Asia Pacific [Member] Successor [Member]	Dec. 31, 2011 Asia Pacific [Member] Successor [Member]	Jan. 14, 2011 Asia Pacific [Member] Predecessor [Member]	Mar. 31, 2014 Central and Latin America [Member]	Mar. 31, 2013 Central and Latin America [Member]	Dec. 31, 2013 Central and Latin America [Member] Successor [Member]	Dec. 31, 2012 Central and Latin America [Member] Successor [Member]	Dec. 31, 2011 Central and Latin America [Member] Successor [Member]	Jan. 14, 2011 Central and Latin America [Member] Predecessor [Member]	Mar. 31, 2014 Canada [Member]	Mar. 31, 2013 Canada [Member]	Dec. 31, 2013 Canada [Member] Successor [Member]	Dec. 31, 2012 Canada [Member] Successor [Member]	Dec. 31, 2011 Canada [Member] Successor [Member]	Jan. 14, 2011 Canada [Member] Predecessor [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 935,036	$ 804,689	$ 846,558	$ 888,011	$ 940,859	$ 804,689	$ 848,211	$ 894,019	$ 835,915	$ 743,740	$ 3,480,117	$ 3,321,885	$ 3,186,446	$ 89,016	$ 562,900	$ 453,600	$ 1,903,000	$ 1,754,300	$ 1,638,200	$ 45,100	$ 169,600	$ 139,200	$ 711,500	$ 692,400	$ 701,500	$ 14,400	$ 128,900	$ 124,500	$ 524,700	$ 543,600	$ 521,700	$ 20,600	$ 58,400	$ 70,000	$ 269,900	$ 254,600	$ 253,000	$ 7,700	$ 15,200	$ 17,400	$ 71,000	$ 77,000	$ 72,000	$ 1,200